LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
Schedule of basic loss per share

	Three months ended		Six months ended
	2026-06-30	2025-06-30	2026-06-30	2025-06-30
	$	$	$	$
Net loss for the period	(2,581,272)	(3,542,950)	(4,625,938)	(5,319,261)
Weighted average number of outstanding common shares	13,084,716	226,335	13,082,205	226,335
Loss per share	(0.20)	(15.65)	(0.35)	(23.50)